Provisions - Summary of movements in provision (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Discount for well plugging and abandonment	$ 2,546,000	$ 2,584,000	$ 1,723,000
Asset retirement obligation [member]
Disclosure of other provisions [line items]
At the beginning of the period/year	23,933,000	21,748,000
Discount for well plugging and abandonment	2,546	2,584
Increase from acquisition of AFBN assets	2,773,000
Decrease from transfer of working interest in CASO	(630)
Foreign exchange differences	62	(33)
Increase / (Decrease) from change in estimates capitalized	2,112,000	(366,000)
At the end of the period/year	30,796,000	23,933,000	21,748,000
Environmental remediation [member]
Disclosure of other provisions [line items]
At the beginning of the period/year	1,701,000	2,499,000
Increases (Note 10.2)	1,029,000	463,000
Foreign exchange differences	(1,131)	(1,261)
At the end of the period/year	1,599,000	1,701,000	2,499,000
Provisions for contingencies [member]
Disclosure of other provisions [line items]
At the beginning of the period/year	359,000	322,000
Increases (Note 10.2)	652,000	267,000
Foreign exchange differences	(345)	(230)
Amounts incurred due to utilization	(524)	0
At the end of the period/year	$ 142,000	$ 359,000	$ 322,000